Northern Lights Fund Trust

Power Dividend Index Fund

Incorporated herein by reference is the definitive version of the supplement for the Power Dividend Index Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on January 2, 2015 (SEC Accession No. 0001580642-15-000019).